Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			186 Months Ended	189 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Mar. 31, 2017
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	892,000			892,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards	$ 69,500,000			$ 69,500,000